Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Potomac Managed Volatility Fund | Potomac Managed Volatility Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	1.22%	1.32%	3.66%	0.27%
Potomac Tactical Rotation Fund | Potomac Tactical Rotation Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	10.18%	0.55%	(0.45%)	9.02%
Potomac Tactical Opportunities Fund | Potomac Tactical Opportunities Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	8.36%	15.76%	(14.53%)	(1.94%)
Potomac Defensive Bull Fund | Potomac Defensive Bull Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	19.82%	19.14%	(8.54%)	28.23%